Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss) for the year	$ (52,919)	$ 19,081
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	556	556
Changes in assets and liabilities:
(Increase) decrease in accounts receivable	16,103	29,913
(Increase) decrease in prepaid expenses	(4,180)	30
(Increase) in inventory	(91,974)	(124,530)
Increase in accounts payable and accrued expenses	120,313	78,314
Net Cash Provided by (Used in) Operating Activities	(12,101)	3,364
CASH FLOWS FROM FINANCING ACTIVITIES
Increase in loans payable	616	12,390
Issuances of common stock	78,000	2,312
Payments to redeem common stock	(45,000)	(45,000)
Net Cash Provided by (Used in) Financing Activities	33,616	(30,298)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property and equipment	0	0
Net Cash Used by Investing Activities	0	0
NET INCREASE (DECREASE) IN CASH	21,515	(26,934)
Cash, beginning of period	0	26,934
Cash, end of period	21,515	0
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid	25,427	20,237
Federal income taxes paid	$ 0	$ 0